Concentration of Credit Risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash, Uninsured Amount (in Dollars)	$ 0	$ 3,828,685
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	19.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration Risk, Percentage		7.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk, Percentage		23.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk, Percentage	30.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Customer B [Member]
Concentration Risk, Percentage		29.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Customer A [Member]
Concentration Risk, Percentage		23.00%